Balance Sheets (Unaudited) (USD $)	Mar. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 184,694	$ 1,241,487
Accounts receivable	1,419,217
Prepaid expenses	15,912	29,641
Total current assets	1,619,822	1,271,128
Furniture and Equipment - net	128,695	132,609
Other assets:
Patent - net	51,360	46,419
Debt issue costs - net	123,334	161,946
GE trademark license - net	8,963,211	9,565,217
Other assets	65,714	65,714
Total other assets	9,203,619	9,839,296
Total assets	10,952,138	11,243,034
Current liabilities:
Accounts payable & accrued expenses	1,736,685	1,041,741
Convertible debt - net of debt discount (includes $713,319 at March 31, 2015 and $970,150 at December 31, 2014)	1,480,814	1,223,982
Convertible debt - related parties - net of debt discount (includes $17,305 at March 31, 2015 and $23,001 at December 31, 2014)	32,695	26,999
Notes payable - third party	104,157	98,086
Derivative liabilities	4,378,770	4,651,762
Other current liabilities	73,288	78,622
Total current liabilities	7,806,409	7,121,192
Long term liabilities:
Convertible debt - net of debt discount (includes $1,308, 213 at March 31, 2015 and $1,582,087 at December 31, 2014)	961,887	688,013
Notes payable	275,256	307,009
GE royalty obligation	11,924,870	12,000,000
Total long term liabilities	13,162,014	12,995,022
Total liabilities	20,968,423	20,116,214
Stockholders' deficit:
Common stock: $0 par value, 500,000,000 shares authorized; 37,351,243 and 35,750,000 shares issued and outstanding at March 31, 2015 and December 31, 2014, respectively	127,400	127,400
Additional paid-in capital	6,759,438	6,359,127
Accumulated deficit	(16,867,679)	(15,324,264)
Total Stockholders' deficit	(9,980,842)	(8,837,737)
Non-controlling interest	(35,444)	(35,442)
Total Deficit	(10,016,286)	(8,873,179)
Total liabilities and stockholders' deficit	$ 10,952,138	$ 11,243,034